Consolidated Balance Sheets - Blockchain Training Alliance, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 1,204	$ 2,288
Total Assets	1,204	2,288
Current liabilities
Loans payable	83,442	74,730
Total current liabilities	83,442	74,730
Total liabilities	83,442	74,730
Stockholders' Equity
Common stock, Par Value $.0001, 10,000,000 shares authorized, 6,000,000 and 6,000,000 issued and outstanding of shares as of December 31, 2020 and 2019, respectively.	600	600
Additional paid in capital
Retained earnings (deficit)	(82,839)	(73,042)
Total Stockholders' (Deficit)	(82,239)	(72,442)
Total Liabilities and Stockholders' (Equity)	$ 1,204	$ 2,288